UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Barry N. Hurwitz, Esq.
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
Date of fiscal year end: December 31, 2020

Date of reporting period: June 30, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

TRANSFER AGENT
DST ASSET MANAGER SOLUTIONS, INC. P.O. Box 219252 Kansas City, Missouri 64121-9252

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectus & SAI
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters Call 800-345-4048

MAILING ADDRESS
The CGM Funds
c/o DST Asset Manager Solutions, Inc.
P.O. Box 219252
Kansas City, MO 64121-9252

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MQR220	Printed in U.S.A.
CGM
Mutual Fund

361st Quarterly Report
June 30, 2020

A No-Load Fund

To Our Shareholders:

CGM Mutual Fund increased 20.7% during the second quarter of 2020 compared to a return of 20.5% for the Standard and Poor’s 500 Index (S&P 500 Index) and 2.9% for the ICE BofAML U.S. Corporate, Government and Mortgage Index*. For the first six months of the year, CGM Mutual Fund decreased -12.9%, the S&P 500 Index decreased -3.1% and the ICE BofAML U.S. Corporate, Government and Mortgage Index returned 6.3%.
In the wake of a stormy late February and March, the market experienced a surprisingly strong rebound in the second quarter of 2020. The rally was not without its bumps as stocks continued to move in response to the economic impact of the novel coronavirus. A remarkably strong start to April briefly stalled when the Commerce Department reported March retail sales declined 8.7%. Additionally, consumer spending for March plummeted 7.5% and personal consumption also plunged 7.5%. All three drops could be directly attributed to temporary retail store closures, employee layoffs and furloughs. Throughout April the Labor Department reported unprecedented numbers of weekly unemployment applications and, by the end of the month, a record 12.4% of the U.S. workforce was drawing unemployment benefits. The market was also strained by an emerging oil price war between Saudi Arabia and Russia coupled with tumbling demand for oil in a virus locked-down world. U.S. oil futures briefly dropped below zero for the first time in history. However, stocks bounced back thanks to the Federal Reserve’s aggressive stimulus plan and a $484 billion US government aid package that included funding for the Paycheck Protection Program, aid for hospitals and increased virus testing. On April 29, the Commerce Department estimated that U.S. GDP fell almost 5% in the first quarter, ending the longest economic expansion on record. The news depressed stock prices slightly, but the market still enjoyed its best monthly performance since January 1987, returning 12.7% in April 2020.
The market held on into May drawing strength from hopeful developments in battling the novel coronavirus and emerging signs of economic recovery. Record supply cuts by OPEC and its allies as well as rising demand in those parts of the world emerging from lockdown helped revive the price of oil. Quarantine restrictions began to ease, allowing some businesses to resume operations. In early May, the Labor Department reported a record unemployment rate of 14.7% in April, indicating that an entire decade’s worth of job creation had been eliminated in just one month. However, weekly jobless claims declined steadily through May and ultimately fell to a seasonally adjusted 2.1 million by the end of the month, suggesting the worst might be over. On May 27, the S&P 500 Index closed above 3,000 for the first time in three months as reports of opening restaurants and bookings at hotels and airlines provided early hints of an increase in consumer spending. On May 29, the Commerce Department reported personal income surged 10.5% in April, largely driven by payments from federal rescue programs. The S&P 500 Index returned more than 4% in May which combined with April’s numbers, culminated in the strongest two-month performance since 2009.
U.S. stocks continued their resurgence in early June as federal stimulus money filtered into the financial markets and lifted asset prices. Tweaks and fixes to the federal Paycheck Protection Program extended loan payment provisions and further eased the requirements governing forgivable small business loans. The Labor Department provided some welcome news when it reported that the economy added 2.5 million jobs in May, restoring some of the losses endured during the first two months of the pandemic. The last time jobs were added to the economy on this scale in a single month was 1948. But stocks still remained sensitive to the impact of the pandemic and on June 11, the S&P 500 Index fell 5.9% as virus cases increased in several states and the total number of cases in the U.S. exceeded 2 million. Again, encouraging economic indicators helped the market rebound through the end of the month. The Commerce Department reported that retail spending jumped 17.7% in May for its largest increase since 1992. New home sales also soared a surprising 16.6% for the month of May. Meanwhile,
1

CGM MUTUAL FUND

prices for oil, copper and raw materials also began to rise, providing early evidence of recovering global growth and demand. Following the difficult and precipitous decline of the first quarter, the market ultimately staged a remarkable turnaround in the second three months of the year with the S&P 500 Index posting its best quarterly performance since 1998.
The 10-year U.S. Treasury bond yielded 0.7% at the start of the quarter and reached a high of 0.9% on June 5 in response to the Labor Department’s release of the encouraging May jobs report. By the end of the quarter the yield was back at 0.7% as a growing number of virus cases and their potential impact on the reopening of the economy pushed investments to the relative safety of government debt. The S&P 500 Index was priced at 22.2 times the trailing twelve-month earnings on June 30. While the overall market remains expensive, we are encouraged by opportunities in what we believe to be relatively modestly priced stocks in certain sectors as the economy begins to recover.

On June 30, 2020, CGM Mutual Fund was 26.7% invested in short-term U.S. Treasury Notes. The three largest industry positions in the equity portion of the portfolio were in housing and building materials, home products and drugs. The Fund’s three largest equity holdings were Meritage Homes Corporation (housing and building materials), Horizon Therapeutics Public Limited Company (drugs) and KB Home (housing and building materials).
David C. Fietze
President

July 2, 2020

*The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its Third Party Suppliers and has been licensed for use by Capital Growth Management Limited Partnership. ICE Data and its Third Party Suppliers accept no liability in connection with its use. See prospectus for a full copy of the Disclaimer.
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CGM MUTUAL FUND

INVESTMENT PERFORMANCE
(unaudited)
Total Returns for Periods Ended June 30, 2020

	The Fund's Cumulative Total Return (%)		The Fund's Average Annual Total Return (%)

10 Years	+	50.6	+	4.2
5 Years	-	9.1	-	1.9
1 Year	-	15.0	-	15.0
3 Months	+	20.7		—
The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

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CGM MUTUAL FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2020
(unaudited)
COMMON STOCKS

Industry	Percent of Net Assets
Housing and Building Materials	25.8%
Home Products	10.6
Drugs	9.7
Retail	5.8
Financial Services - Miscellaneous	5.0
Electrical Equipment	4.9
Computer Software and Services	3.2
Leisure	3.1
Textile and Apparel	2.3
Health Care Services	2.1
BONDS

United States Treasury Notes	26.7

SCHEDULE OF INVESTMENTS as of June 30, 2020
(unaudited)
COMMON STOCKS — 72.5% OF TOTAL NET ASSETS

Computer Software and Services — 3.2%	Shares	Value(a)
Adobe Systems Incorporated (b)	18,000	$7,835,580

Drugs — 9.7%
AbbVie Inc.	35,000	3,436,300
Eli Lilly and Company	20,000	3,283,600
Horizon Therapeutics Public Limited Company (b)(c)	240,000	13,339,200
Vertex Pharmaceuticals Inc (b)	12,000	3,483,720
		23,542,820
Electrical Equipment — 4.9%
Teradyne, Inc.	140,000	11,831,400

Financial Services - Miscellaneous — 5.0%
PennyMac Financial Services, Inc.	290,000	12,119,100

Health Care Services — 2.1%
Centene Corporation (b)	80,000	5,084,000

See accompanying notes to financial statements.
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CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of June 30, 2020 (continued)
(unaudited)
COMMON STOCKS (continued)

Home Products — 10.6%	Shares	Value(a)
Tempur Sealy International, Inc. (b)	25,000	$1,798,750
Thor Industries, Inc.	110,000	11,718,300
Winnebago Industries, Inc.	180,000	11,991,600
		25,508,650
Housing and Building Materials — 25.8%
D.R. Horton, Inc.	205,000	11,367,250
KB Home	420,000	12,885,600
Lennar Corporation	200,000	12,324,000
Meritage Homes Corporation (b)	190,000	14,462,800
Taylor Morrison Home Corporation (b)	295,000	5,690,550
Toll Brothers, Inc.	90,000	2,933,100
TRI Pointe Group, Inc. (b)	190,000	2,791,100
		62,454,400
Leisure — 3.1%
Brunswick Corporation	115,000	7,361,150

Retail — 5.8%
Best Buy Co., Inc.	30,000	2,618,100
Dollar General Corporation	60,000	11,430,600
		14,048,700
Textile and Apparel — 2.3%
Deckers Outdoor Corporation (b)	28,000	5,498,920

TOTAL COMMON STOCKS (Identified cost $155,075,872)		175,284,720
BONDS — 26.7% OF TOTAL NET ASSETS	Face Amount
United States Treasury — 26.7%
United States Treasury Notes, 0.375%, 03/31/2022	$14,000,000	14,049,766
United States Treasury Notes, 1.375%, 01/31/2022	2,000,000	2,037,812
United States Treasury Notes, 1.500%, 11/30/2021	2,500,000	2,546,875
United States Treasury Notes, 1.875%, 12/15/2020	31,500,000	31,743,633
United States Treasury Notes, 2.125%, 05/31/2021	5,000,000	5,089,063
United States Treasury Notes, 2.500%, 02/28/2021	9,000,000	9,137,461
TOTAL BONDS (Identified cost $63,968,963)		64,604,610

See accompanying notes to financial statements.
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CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of June 30, 2020 (continued)
(unaudited)
SHORT-TERM INVESTMENT — 1.2% OF TOTAL NET ASSETS	Face Amount	Value(a)
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 06/30/2020 at 0.00% to be repurchased at $3,015,000 on 07/01/2020 collateralized by $2,715,200 U.S. Treasury Note, 2.25% due 08/15/2027 valued at $3,072,440 including interest (Cost $3,015,000)(d)	$3,015,000	$3,015,000
TOTAL INVESTMENTS — 100.4% (Identified cost $222,059,835)		242,904,330
Cash and receivables		2,239,007
Liabilities		(3,300,487)
TOTAL NET ASSETS — 100.0%		$241,842,850

(a)	See Note 2A.
(b)	Non-income producing security.
(c)	At June 30, 2020, the Fund had approximately 5.5% of net assets invested in a company incorporated in Ireland.
(d)	See Note 2G.

See accompanying notes to financial statements.
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CGM MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020
(unaudited)

Assets
Investments in securities, at value:
(Identified cost $222,059,835)		$242,904,330
Cash		1,120
Receivable for:
Securities sold	$2,019,729
Shares of the Fund sold	524
Dividends and interest	197,829
Reimbursement from investment adviser	19,805	2,237,887
Total assets		245,143,337

Liabilities
Payable for:
Securities purchased	2,748,906
Shares of the Fund redeemed	268,730	3,017,636
Accrued expenses:
Management fees	178,242
Trustees’ fees	19,640
Accounting, administration and compliance expenses	24,474
Transfer agent fees	25,906
Other expenses	34,589	282,851
Total liabilities		3,300,487
Net Assets		$241,842,850

Net assets consist of:
Capital paid-in		$290,652,149
Accumulated loss		(48,809,299)
Net Assets		$241,842,850

Shares of beneficial interest outstanding, no par value		10,362,219

Net asset value per share*		$23.34

* Shares of the Fund are sold and redeemed at net asset
value ($241,842,850 ÷ 10,362,219).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2020
(unaudited)

Investment Income
Income:
Dividends	$1,133,561
Interest	717,268
1,850,829
Expenses:
Management fees	1,103,392
Trustees’ fees	38,813
Accounting, administration and compliance expenses	150,989
Custodian fees and expenses	29,979
Transfer agent fees	143,327
Audit and tax services	26,587
Legal	32,035
Printing	18,589
Registration fees	11,935
Miscellaneous expenses	8,578
1,564,224
Less expense reimbursement	(39,047)
Net expenses	1,525,177
Net investment income	325,652

Realized and Unrealized Gain (Loss) on Investments
Net realized losses on investments	(42,975,417)
Net change in unrealized appreciation on investments	5,429,915
Net realized and unrealized losses on investments	(37,545,502)

Change in Net Assets from Operations	$(37,219,850)

See accompanying notes to financial statements.
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CGM MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
From Operations
Net investment income	$325,652	$3,133,277
Net realized losses on investments	(42,975,417)	(15,900,024)
Net change in unrealized appreciation on investments	5,429,915	20,008,893
Change in net assets from operations	(37,219,850)	7,242,146

From Distributions to Shareholders
Total distributions	(210,326)	(3,119,515)

From Capital Share Transactions
Proceeds from sale of shares	559,333	1,581,291
Net asset value of shares issued in connection with reinvestment of distributions	191,690	2,851,765
	751,023	4,433,056
Cost of shares redeemed	(17,198,313)	(37,872,141)
Change in net assets derived from capital share transactions	(16,447,290)	(33,439,085)
Total change in net assets	(53,877,466)	(29,316,454)

Net Assets
Beginning of period	295,720,316	325,036,770
End of period	$241,842,850	$295,720,316

Number of Shares of the Fund:
Issued from sale of shares	24,325	57,124
Issued in connection with reinvestment of distributions	9,076	104,192
	33,401	161,316
Redeemed	(701,419)	(1,377,337)
Net change	(668,018)	(1,216,021)

See accompanying notes to financial statements.
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CGM MUTUAL FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31,
			2019		2018		2017	2016	2015
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$26.81		$26.54		$31.02		$30.76	$29.38	$30.31
Net investment income (loss) (a)	0.03		0.27	(b)	0.25	(c)	0.13	(0.04)	(0.11)
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(3.48)		0.27		(4.48)		5.13	2.27	(0.82)
Total from investment operations	(3.45)		0.54		(4.23)		5.26	2.23	(0.93)

Dividends from net investment income	(0.02)		(0.27)		(0.25)		(0.13)	—	—
Distributions from net short-term realized gains	—		—		—		(4.33)	—	—
Distributions from net long-term realized gains	—		—		—		(0.54)	(0.85)	—
Total distributions	(0.02)		(0.27)		(0.25)		(5.00)	(0.85)	—

Net increase (decrease) in net asset value	(3.47)		0.27		(4.48)		0.26	1.38	(0.93)
Net asset value at end of period	$23.34		$26.81		$26.54		$31.02	$30.76	$29.38

Total return (%)	(12.9)		2.1		(13.7)		17.1	7.6	(3.1)

Ratios:
Net operating expenses after waiver (%)**	1.24	*	—		—		—	—	—
Total operating expenses before waiver (%)**	1.28	*	1.22		1.15		1.15	1.17	1.12
Net investment income (loss) (%)**	0.27	*	0.97	(b)	0.82	(c)	0.38	(0.15)	(0.37)
Portfolio turnover (%)	703	*	442		362		423	436	345
Net assets at end of period (in thousands) ($)	241,843		295,720	325,037		415,584		387,721	401,579
(a) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b) Net Investment income per share reflects non-recurring dividends which amounted to $0.05 per share. Excluding these non-recurring dividends, the ratio of net investment income to average net assets would have been 0.77%.
(c) Net Investment income per share reflects non-recurring dividends which amounted to $0.08 per share. Excluding these non-recurring dividends, the ratio of net investment income to average net assets would have been 0.56%.
* Calculated on an annualized basis.
** Calculated based on average net assets.
See accompanying notes to financial statements.
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CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2020
(unaudited)

1. Organization — CGM Mutual Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on November 5, 1929. The Fund’s objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund’s portfolio securities, but it is not a controlling factor.
2. Significant accounting policies — Management has evaluated the events and transactions from June 30, 2020 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:
• Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
• Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
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CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
• Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$175,284,720	—	—
	Bonds
	United States Treasury Notes	—	$64,604,610	—
	Short-Term Investment
	Repurchase Agreement	—	3,015,000	—
	Total	$175,284,720	$67,619,610	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes and fees, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Distributions from publicly
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CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
traded partnerships are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the partnership. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code ("IRC") applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of June 30, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$115,547	—	$9,731,704
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2020 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$233,172,626	$14,069,513	$(4,337,809)	$9,731,704
The Fund is permitted to carry forward capital losses for an unlimited period, and such losses, when carried forward, retain their character as either short-term or long-term capital losses. As of December 31, 2019, the capital loss carryforwards utilized and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Short-term Capital Loss Carryforward Utilized	Long-term Capital Loss Carryforward Utilized	Total	Remaining Short-term Capital Loss Carryforward	Remaining Long-term Capital Loss Carryforward	Total
—	—	—	$24,124,600	$1,816,681	$25,941,281
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2019 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in
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CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
reclassifications to paid-in capital or accumulated realized gain/(loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2019 and 2018 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Total
2019	$ 3,119,515	—	$ 3,119,515
2018	$ 3,131,246	—	$ 3,131,246
E. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
F. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
G. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.
13

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
At June 30, 2020, the Fund had an investment in a repurchase agreement with a gross value of $3,015,000 on the Statement of Assets and Liabilities. The value of the related collateral consisting of cash, interest and/or securities of $3,072,440 exceeded the value of the repurchase agreement at June 30, 2020 by $57,440.
H. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is often less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are often not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are often not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. There may also be less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There is no limit on the amount that the Fund may invest in issuers located in a single country or in foreign countries in the aggregate. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

C. Recent events — Financial markets have experienced and may continue to experience significant volatility resulting from the spread of the virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.
4. Purchases and sales of securities — For the period ended June 30, 2020, purchases and sales of securities other than U.S. Government or Agency obligations and short-term investments aggregated $845,325,626 and
14

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
$847,994,173, respectively. For long-term government obligations, there were $16,048,477 of purchases and $28,736,523 of sales.
5. Fees and expenses
A. Management fees — During the period ended June 30, 2020, the Fund incurred management fees of $1,103,392, paid or payable monthly to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund’s average daily net assets, 0.80% of the next $500 million of the Fund’s average daily net assets and 0.75% of such assets in excess of $1 billion of the Fund’s average daily net assets.
The investment adviser has agreed to waive its fees and/or reimburse expenses of the Fund to the extent necessary to reduce the Fund's total annual operating expenses by 0.10%. This arrangement is expected to remain in effect through April 30, 2021 and may not be terminated prior to that date without the consent of the Fund's Board of Trustees. As a result of the agreed waiver, year-to-date, CGM waived $39,047 of its management fee.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $150,989, for the period ended June 30, 2020, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $131,523 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2020, each disinterested trustee will be compensated by the Trust with an annual fee of $90,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

15

CGM MUTUAL FUND

ADDITIONAL INFORMATION
(unaudited)
Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2020 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–PORT, which is available on the SEC's website at www.sec.gov. Portfolio holdings are also disclosed in the Fund's quarterly reports. The Fund's four most recent quarterly reports can be obtained on the CGM Funds' website, www.cgmfunds.com.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Advisory agreement approval:
In considering renewal of the CGM Mutual Fund Advisory Agreement, the Board considered the following factors and came to the following conclusions:
1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund (including advisory, investor services, compliance, accounting and administrative personnel) was very high. The Board also considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to market indices and two universes of other funds (balanced funds and mixed-asset target allocation growth funds) provided by Broadridge, Inc., an independent provider of investment company data. The Board noted the Fund’s below-average performance for the one-, three-, five- and ten-year periods ended December 31, 2019, in each case as compared with funds in the two Broadridge performance universes. Throughout the year, the Board engaged in regular discussions with CGM’s portfolio manager (both as a group and individually) regarding the Fund’s performance and the portfolio manager’s investment thesis and positioning of the Fund’s portfolio. The Board considered that CGM manages the Fund’s investments with a focus on global trends and developments, and noted both the risks and the potential benefits of such an investment strategy. The Board concluded that, overall, the nature, extent and quality of services provided by CGM under the Advisory Agreement were sufficient for its renewal.
2. The Board discussed the costs of the services provided and profits realized by CGM from its relationship with the Fund. The Board also compared the profit margin of CGM with public information on the profit margins of a number of publicly held investment advisory firms. The Board found that CGM’s profit margin was reasonable and not excessive.
3. The Board considered whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund continued to experience net redemptions in 2019 and the relatively small size of the Fund, the Board determined that there was no need to seek adjustments to the break point structure of the advisory fees paid by the Fund at this time.
4. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by  Broadridge, Inc. The Board noted that the overall expense ratio of the Fund and the advisory fee paid by the Fund were above the medians for the mutual funds included in the Broadridge expense universe, but concluded that this
16

CGM MUTUAL FUND

ADDITIONAL INFORMATION
(unaudited)
was reasonable due to the fact that the Fund maintained a higher percentage of equities in its portfolio than many other balanced mutual funds and that the equity portion of the Fund’s portfolio is more actively managed than the equity holdings of many other balanced mutual funds. In addition, the Board noted that CGM had agreed to waive a portion of the Fund’s advisory fees and/or reimburse a portion of the Fund’s expenses for the period from May 1, 2020 to April 30, 2021. The Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.
In addition to the foregoing, the Board reviewed the brokerage commissions paid by the Fund and concluded that they were reasonable, particularly given CGM’s focus on best execution. The Board also considered possible fall-out benefits to CGM from its relationship with the Fund. The Board did not find any such fall-out benefits to be unreasonable or inconsistent with CGM’s role as investment adviser to the Fund.

17

CGM MUTUAL FUND

FUND EXPENSES
(unaudited)
As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 to June 30, 2020.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/20	Ending Account Value 06/30/20	Expenses Paid During Period* 01/01/20 - 06/30/20
Actual	$1,000.00	$ 871.39	$5.79
Hypothetical (5% return before expenses)	$1,000.00	$1,018.68	$6.24
* Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
18

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
LESLIE A. LAKE
J. BAUR WHITTLESEY

OFFICERS
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, President & Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President & Anti-Money Laundering Compliance Officer & Director of Human Resources
DEIDRA K. HEWARDT, Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
TONY FIGUEIREDO, Vice President
KEVIN URE, Vice President
NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

TRANSFER AGENT
DST ASSET MANAGER SOLUTIONS, INC. P.O. Box 219252 Kansas City, Missouri 64121-9252

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectus & SAI
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters Call 800-345-4048

MAILING ADDRESS
The CGM Funds
c/o DST Asset Manager Solutions, Inc.
P.O. Box 219252
Kansas City, MO 64121-9252

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR220	Printed in U.S.A.
CGM
Realty Fund

105th Quarterly Report
June 30, 2020

A No-Load Fund

To Our Shareholders:

CGM Realty Fund increased 25.8% during the second quarter of 2020 compared to a return of 20.5% for the Standard and Poor’s 500 Index (“S&P 500 Index”) and 11.7% for the Standard and Poor’s U.S. REIT Index. For the first six months of the year, CGM Realty Fund decreased -18.7%, the S&P 500 Index decreased -3.1% and the Standard and Poor’s U.S. REIT Index decreased -18.3%.
In the wake of a stormy late February and March, the market experienced a surprisingly strong rebound in the second quarter of 2020. The rally was not without its bumps as stocks continued to move in response to the economic impact of the novel coronavirus. A remarkably strong start to April briefly stalled when the Commerce Department reported March retail sales declined 8.7%. Additionally, consumer spending for March plummeted 7.5% and personal consumption also plunged 7.5%. All three drops could be directly attributed to temporary retail store closures, employee layoffs and furloughs. Throughout April the Labor Department reported unprecedented numbers of weekly unemployment applications and, by the end of the month, a record 12.4% of the U.S. workforce was drawing unemployment benefits. The market was also strained by an emerging oil price war between Saudi Arabia and Russia coupled with tumbling demand for oil in a virus locked-down world. U.S. oil futures briefly dropped below zero for the first time in history. However, stocks bounced back thanks to the Federal Reserve’s aggressive stimulus plan and a $484 billion US government aid package that included funding for the Paycheck Protection Program, aid for hospitals and increased virus testing. On April 29, the Commerce Department estimated that U.S. GDP fell almost 5% in the first quarter, ending the longest economic expansion on record. The news depressed stock prices slightly, but the market still enjoyed its best monthly performance since January 1987, returning 12.7% in April 2020.
The market held on into May drawing strength from hopeful developments in battling the novel coronavirus and emerging signs of economic recovery. Record supply cuts by OPEC and its allies as well as rising demand in those parts of the world emerging from lockdown helped revive the price of oil. Quarantine restrictions began to ease, allowing some businesses to resume operations. In early May, the Labor Department reported a record unemployment rate of 14.7% in April, indicating that an entire decade’s worth of job creation had been eliminated in just one month. However, weekly jobless claims declined steadily through May and ultimately fell to a seasonally adjusted 2.1 million by the end of the month, suggesting the worst might be over. On May 27, the S&P 500 Index closed above 3,000 for the first time in three months as reports of opening restaurants and bookings at hotels and airlines provided early hints of an increase in consumer spending. On May 29, the Commerce Department reported personal income surged 10.5% in April, largely driven by payments from federal rescue programs. The S&P 500 Index returned more than 4% in May which combined with April’s numbers, culminated in the strongest two-month performance since 2009.
U.S. stocks continued their resurgence in early June as federal stimulus money filtered into the financial markets and lifted asset prices. Tweaks and fixes to the federal Paycheck Protection Program extended loan payment provisions and further eased the requirements governing forgivable small business loans. The Labor Department provided some welcome news when it reported that the economy added 2.5 million jobs in May, restoring some of the losses endured during the first two months of the pandemic. The last time jobs were added to the economy on this scale in a single month was 1948. But stocks still remained sensitive to the impact of the pandemic and on June 11, the S&P 500 Index fell 5.9% as virus cases increased in several states and the total number of cases in the U.S. exceeded 2 million. Again, encouraging economic indicators helped the market rebound through the end of the month. The Commerce Department reported that retail spending jumped 17.7% in May for its largest increase since 1992. New home sales also soared a surprising 16.6% for the month of May. Meanwhile,
1

CGM REALTY FUND

prices for oil, copper and raw materials also began to rise, providing early evidence of recovering global growth and demand. Following the difficult and precipitous decline of the first quarter, the market ultimately staged a remarkable turnaround in the second three months of the year with the S&P 500 Index posting its best quarterly performance since 1998.
The 10-year U.S. Treasury bond yielded 0.7% at the start of the quarter and reached a high of 0.9% on June 5 in response to the Labor Department’s release of the encouraging May jobs report. By the end of the quarter the yield was back at 0.7% as a growing number of virus cases and their potential impact on the reopening of the economy pushed investments to the relative safety of government debt. The S&P 500 Index was priced at 22.2 times the trailing twelve-month earnings on June 30. While the overall market remains expensive, we are encouraged by opportunities in what we believe to be relatively modestly priced stocks in certain sectors as the economy begins to recover.

On June 30, 2020, CGM Realty Fund was 52.1% invested in housing and building materials, 33.9% invested in metals and mining companies and 11.2% invested in real estate investment trusts. The Fund’s three largest holdings were Meritage Homes Corporation, LGI Homes, Inc. and Lennar Corporation (housing and building materials).
David C. Fietze
President

July 2, 2020
2

CGM REALTY FUND

INVESTMENT PERFORMANCE
(unaudited)
Total Returns for Periods Ended June 30, 2020

	The Fund's Cumulative Total Return (%)		The Fund's Average Annual Total Return (%)

10 Years	+	74.1	+	5.7
5 Years	-	11.4	-	2.4
1 Year	-	22.7	-	22.7
3 Months	+	25.8		—
The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.
3

CGM REALTY FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2020
(unaudited)
COMMON STOCKS

Real Estate Investment Trusts	Percent of Net Assets
Residential	6.5%
Retail	2.9
Industrial	1.0
Timber	0.8

Other Common Stocks
Housing and Building Materials	52.1
Metals and Mining	33.9

SCHEDULE OF INVESTMENTS as of June 30, 2020
(unaudited)
COMMON STOCKS — 97.2% OF TOTAL NET ASSETS
REAL ESTATE INVESTMENT TRUSTS — 11.2%

Industrial — 1.0%	Shares	Value(a)
Innovative Industrial Properties, Inc.	50,000	$4,401,000

Residential — 6.5%
American Homes 4 Rent	570,000	15,333,000
Equity LifeStyle Properties, Inc.	100,000	6,248,000
Sun Communities, Inc.	45,000	6,105,600
		27,686,600
Retail — 2.9%
SITE Centers Corp.	1,500,000	12,150,000

Timber — 0.8%
PotlatchDeltic Corporation	90,000	3,422,700

TOTAL REAL ESTATE INVESTMENTS TRUSTS (Identified cost $48,294,185)		47,660,300

See accompanying notes to financial statements.
4

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of June 30, 2020 (continued)
(unaudited)
COMMON STOCKS (continued)

OTHER COMMON STOCKS — 86.0%

Housing and Building Materials — 52.1%	Shares	Value(a)
D.R. Horton, Inc.	440,000	$24,398,000
KB Home	730,000	22,396,400
Lennar Corporation	420,000	25,880,400
LGI Homes, Inc. (b)	300,000	26,409,000
M.D.C. Holdings, Inc.	380,000	13,566,000
Meritage Homes Corporation (b)	350,000	26,642,000
PulteGroup, Inc.	590,000	20,077,700
Taylor Morrison Home Corporation (b)	1,125,000	21,701,250
Toll Brothers, Inc.	680,000	22,161,200
TRI Pointe Group, Inc. (b)	1,320,000	19,390,800
		222,622,750
Metals and Mining — 33.9%
Alamos Gold Inc. (c)	2,150,000	20,167,000
Barrick Gold Corporation (c)	550,000	14,817,000
Gold Fields Limited ADR (c)	2,250,000	21,150,000
Kinross Gold Corporation (b)(c)	3,100,000	22,382,000
Newmont Mining Corporation	20,000	1,234,800
Sandstorm Gold Ltd. (b)(c)	2,300,000	22,126,000
SSR Mining Inc (b)(c)	950,000	20,263,500
Vale S.A. ADR (c)	2,200,000	22,682,000
		144,822,300

TOTAL OTHER COMMON STOCKS (Identified cost $335,648,949)		367,445,050

TOTAL COMMON STOCKS (Identified cost $ 383,943,134)		415,105,350

SHORT-TERM INVESTMENT — 4.3% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 06/30/2020 at 0.00% to be repurchased at $18,600,000 on 07/01/2020 collateralized by $16,749,900 U.S. Treasury Note, 2.25% due 08/15/2027 valued at $18,953,694 including interest (Cost $18,600,000)(d)	Face Amount

	$18,600,000	18,600,000

TOTAL INVESTMENTS — 101.5% (Identified cost $402,543,134)		433,705,350
Cash and receivables		16,095,037
Liabilities		(22,689,580)
TOTAL NET ASSETS — 100.0%		$427,110,807

See accompanying notes to financial statements.
5

CGM REALTY FUND

(a)	See Note 2A.
(b)	Non-income producing security.
(c)	At June 30, 2020, the Fund had approximately 23.4% of net assets invested in companies incorporated in Canada, approximately 5.3% of net assets invested in a company incorporated in Brazil, and approximately 5.0% of net assets invested in a company incorporated in South Africa.
(d)	See Note 2G.

 ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.

See accompanying notes to financial statements.
6

CGM REALTY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020
(unaudited)

Assets
Investments in securities, at value:
(Identified cost $402,543,134)		$433,705,350
Cash		2,272
Receivable for:
Securities sold	$15,215,920
Shares of the Fund sold	863
Dividends and interest	841,140
Reimbursement from investment adviser	34,842	16,092,765
Total assets		449,800,387

Liabilities
Payable for:
Securities purchased	21,578,817
Shares of the Fund redeemed	583,013
Tax withholding	104,181	22,266,011
Accrued expenses:
Management fees	296,153
Trustees’ fees	31,222
Accounting, administration and compliance expenses	39,626
Transfer agent fees	20,629
Other expenses	35,939	423,569
Total liabilities		22,689,580
Net Assets		$427,110,807

Net assets consist of:
Capital paid-in		$536,000,911
Accumulated loss		(108,890,104)
Net Assets		$427,110,807

Shares of beneficial interest outstanding, no par value		20,623,099

Net asset value per share*		$20.71
* Shares of the Fund are sold and redeemed at net asset
value ($427,110,807 ÷ 20,623,099 ).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2020
(unaudited)

Investment Income
Income:
Dividends	$4,839,905
Interest	2,353
4,842,258

Expenses:
Management fees	1,938,791
Trustees’ fees	62,106
Accounting, administration and compliance expenses	244,473
Custodian fees and expenses	42,891
Transfer agent fees	159,127
Audit and tax services	26,587
Legal	61,060
Printing	20,629
Registration fees	12,849
Miscellaneous expenses	12,039
2,580,552
Less expense reimbursement	(68,721)
Net expenses	2,511,831
Net investment income	2,330,427

Realized and Unrealized Gain (Loss) on Investments
Net realized losses on investments	(128,944,392)
Net change in unrealized appreciation on investments	18,702,140
Net realized and unrealized losses on investments	(110,242,252)

Change in Net Assets from Operations	$(107,911,825)

See accompanying notes to financial statements.
7

CGM REALTY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
From Operations
Net investment income	$2,330,427	$15,365,635
Net realized gains (losses) on investments	(128,944,392)	24,251,483
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	18,702,140	(9,755,441)
Change in net assets from operations	(107,911,825)	29,861,677

From Distributions to Shareholders
Total distributions	(3,124,613)	(15,462,280)

From Capital Share Transactions
Proceeds from sale of shares	2,844,889	5,107,837
Net asset value of shares issued in connection with reinvestment of distributions	2,759,235	13,561,342
	5,604,124	18,669,179
Cost of shares redeemed	(59,461,593)	(126,977,401)
Change in net assets derived from capital share transactions	(53,857,469)	(108,308,222)
Total change in net assets	(164,893,907)	(93,908,825)

Net Assets
Beginning of period	592,004,714	685,913,539
End of period	$427,110,807	$592,004,714

Number of Shares of the Fund:
Issued from sale of shares	134,178	187,912
Issued in connection with reinvestment of distributions	148,266	513,644
	282,444	701,556
Redeemed	(2,711,657)	(4,752,996)
Net change	(2,429,213)	(4,051,440)

See accompanying notes to financial statements.
8

CGM REALTY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31,
			2019	2018	2017	2016	2015
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$25.68		$25.31	$32.19	$29.67	$29.27	$32.89
Net investment income (a)	0.11		0.61	0.44	0.19	0.10	0.04
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(4.93)		0.39	(6.92)	9.52	0.68	(0.81)
Total from investment operations	(4.82)		1.00	(6.48)	9.71	0.78	(0.77)

Dividends from net investment income	(0.15)		(0.63)	(0.40)	(0.24)	(0.11)	(0.03)
Distributions from net short-term realized gains	—		—	—	(6.54)	—	—
Distributions from net long-term realized gains	—		—	—	(0.41)	(0.27)	(2.82)
Total distributions	(0.15)		(0.63)	(0.40)	(7.19)	(0.38)	(2.85)

Net increase (decrease) in net asset value	(4.97)		0.37	(6.88)	2.52	0.40	(3.62)
Net asset value at end of period	$20.71		$25.68	$25.31	$32.19	$29.67	$29.27

Total return (%)	(18.7)		3.9	(20.2)	32.8	2.7	(2.3)

Ratios:
Net operating expenses after waiver (%)**	1.09	*	—	—	—	—	—
Total operating expenses before waiver (%)**	1.12	*	1.04	0.98	0.97	0.99	0.92
Net investment income (%)**	1.01	*	2.27	1.50	0.57	0.35	0.11
Portfolio turnover (%)	573	*	264	239	269	241	224
Net assets at end of period (in thousands) ($)	427,111	592,005		685,914	1,004,793	870,995	1,078,815
(a) Per share net investment income has been calculated using the average shares outstanding during the period.
* Calculated on an annualized basis.
** Calculated based on average net assets.
See accompanying notes to financial statements.
9

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2020
(unaudited)

1. Organization — CGM Realty Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund’s investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”).
2. Significant accounting policies — Management has evaluated the events and transactions from June 30, 2020 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:
• Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
• Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
10

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
• Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$415,105,350	—	—
	Short-Term Investment
	Repurchase Agreement	—	$18,600,000	—
	Total	$415,105,350	$18,600,000	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes and fees, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
11

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code ("IRC") applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized depreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of June 30, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$437,083	—	$(18,517,803)
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2020 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$452,223,153	$18,404,306	$(36,922,109)	$(18,517,803)
The Fund is permitted to carry forward capital losses for an unlimited period, and such losses, when carried forward, retain their character as either short-term or long-term capital losses. As of December 31, 2019, the capital loss carryforwards utilized and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Short-term Capital Loss Carryforward Utilized	Long-term Capital Loss Carryforward Utilized	Total	Remaining Short-term Capital Loss Carryforward	Remaining Long-term Capital Loss Carryforward	Total
$12,715,474	—	$12,715,474	$11,084,889	—	$11,084,889
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2019 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/
12

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
        The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2019 and 2018 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
2019	$ 15,462,280	—	—	$ 15,462,280
2018	$ 11,249,171	—	—	$ 11,249,171
E. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
F. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
G. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.
At June 30, 2020, the Fund had an investment in a repurchase agreement with a gross value of $18,600,000 on the Statement of Assets and Liabilities. The value of the related collateral consisting of cash, interest and/or securities of $18,953,694 exceeded the value of the repurchase agreement at June 30, 2020 by $353,694.
13

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
H. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing —The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, the Fund invests primarily in companies in the real estate industry, including REITs. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is often less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are often not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are often not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. There may also be less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There is no limit on the amount that the Fund may invest in issuers located in a single country or in foreign countries in the aggregate. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

C. Recent events — Financial markets have experienced and may continue to experience significant volatility resulting from the spread of the virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.
4. Purchases and sales of securities — For the period ended June 30, 2020, purchases and sales of securities other than short-term investments aggregated $1,298,094,281 and $1,348,570,644, respectively.
14

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
5. Fees and expenses
A. Management fees — During the period ended June 30, 2020, the Fund incurred management fees of $1,938,791, paid or payable monthly to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund’s average daily net assets and 0.75% on amounts in excess of $500 million of the Fund’s average daily net assets.
The investment adviser has agreed to waive its fees and/or reimburse expenses of the Fund to the extent necessary to reduce the Fund's total annual operating expenses by 0.10%. This arrangement is expected to remain in effect through April 30, 2021 and may not be terminated prior to that date without the consent of the Fund's Board of Trustees. As a result of the agreed waiver, year-to-date, CGM waived $68,721 of its management fee.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $244,473, for the period ended June 30, 2020, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $205,186 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2020, each disinterested trustee will be compensated by the Trust with an annual fee of $90,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

15

CGM REALTY FUND

ADDITIONAL INFORMATION
(unaudited)
Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2020 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–PORT, which is available on the SEC's website at www.sec.gov. Portfolio holdings are also disclosed in the Fund's quarterly reports. The Fund's four most recent quarterly reports can be obtained on the CGM Funds' website, www.cgmfunds.com.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Advisory agreement approval:
In considering renewal of the CGM Realty Fund Advisory Agreement, the Board considered the following factors and came to the following conclusions:
1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund (including advisory, investor services, compliance, accounting and administrative personnel) was very high. The Board also considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to market indices and a universe of other real estate funds provided by Broadridge, Inc., an independent provider of investment company data. The Board noted the below-average performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2019, as compared with funds in the real estate funds universe. Throughout the year, the Board engaged in regular discussions with CGM’s portfolio manager (both as a group and individually) regarding the Fund’s performance and the portfolio manager’s investment thesis and positioning of the Fund’s portfolio. The Board considered that CGM manages the Fund’s investments with a focus on global trends and developments, and noted both the risks and the potential benefits of such an investment strategy. The Board concluded that, overall, the nature, extent and quality of services provided by CGM under the Advisory Agreement were sufficient for its renewal.
2. The Board discussed the costs of the services provided and profits realized by CGM from its relationship with the Fund. The Board also compared the profit margin of CGM with public information on the profit margins of a number of publicly held investment advisory firms. The Board found that CGM’s profit margin was reasonable and not excessive.
3. The Board considered whether economies of scale might be realized with growth in the Fund but in light of the fact that the Fund continued to experience net redemptions in 2019, the Board determined that there was no need to seek adjustments to the break point structure of the advisory fees paid by the Fund at this time.
4. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Broadridge, Inc. The Board noted that the overall expense ratio of the Fund was equal to the median overall expense ratio of mutual funds included in the Broadridge expense universe. The Board considered that the advisory fee paid by the Fund was above the median for the mutual funds included in the Broadridge expense universe, but concluded that
16

CGM REALTY FUND

ADDITIONAL INFORMATION
(unaudited)
the fee was reasonable in light of CGM’s active investment style and the fact that unlike many real estate mutual funds the Fund has flexibility to invest in companies other than REITs that are connected to the real estate industry. In addition, the Board noted that CGM had agreed to waive a portion of the Fund’s advisory fees and/or reimburse a portion of the Fund’s expenses for the period from May 1, 2020 to April 30, 2021. The Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.
In addition to the foregoing, the Board reviewed the brokerage commissions of the Fund and concluded that they were reasonable, particularly given CGM’s focus on best execution. The Board also considered possible fall-out benefits to CGM from its relationship with the Fund. The Board did not find any such fall-out benefits to be unreasonable or inconsistent with CGM’s role as investment adviser to the Fund.

17

CGM REALTY FUND

FUND EXPENSES
(unaudited)
As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 to June 30, 2020.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/20	Ending Account Value 06/30/20	Expenses Paid During Period* 01/01/20 - 06/30/20
Actual	$1,000.00	$ 812.90	$4.93
Hypothetical (5% return before expenses)	$1,000.00	$1,019.43	$5.49
* Expenses are equal to the Fund’s annualized expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
18

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
LESLIE A. LAKE
J. BAUR WHITTLESEY

OFFICERS
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, President & Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President & Anti-Money Laundering Compliance Officer & Director of Human Resources
DEIDRA K. HEWARDT, Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
TONY FIGUEIREDO, Vice President
KEVIN URE, Vice President
NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

TRANSFER AGENT
DST ASSET MANAGER SOLUTIONS, INC. P.O. Box 219252 Kansas City, Missouri 64121-9252

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectus & SAI
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters Call 800-345-4048

MAILING ADDRESS
The CGM Funds
c/o DST Asset Manager Solutions, Inc.
P.O. Box 219252
Kansas City, MO 64121-9252

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FQR220	Printed in U.S.A.
CGM
Focus Fund

91st Quarterly Report
June 30, 2020

A No-Load Fund

To Our Shareholders:

CGM Focus Fund increased 21.3% during the second quarter of 2020 compared to a return of 20.5% for the Standard and Poor’s 500 Index (“S&P 500 Index”). For the first six months of the year, CGM Focus Fund decreased -27.6% and the S&P 500 Index decreased -3.1%.
In the wake of a stormy late February and March, the market experienced a surprisingly strong rebound in the second quarter of 2020. The rally was not without its bumps as stocks continued to move in response to the economic impact of the novel coronavirus. A remarkably strong start to April briefly stalled when the Commerce Department reported March retail sales declined 8.7%. Additionally, consumer spending for March plummeted 7.5% and personal consumption also plunged 7.5%. All three drops could be directly attributed to temporary retail store closures, employee layoffs and furloughs. Throughout April the Labor Department reported unprecedented numbers of weekly unemployment applications and, by the end of the month, a record 12.4% of the U.S. workforce was drawing unemployment benefits. The market was also strained by an emerging oil price war between Saudi Arabia and Russia coupled with tumbling demand for oil in a virus locked-down world. U.S. oil futures briefly dropped below zero for the first time in history. However, stocks bounced back thanks to the Federal Reserve’s aggressive stimulus plan and a $484 billion US government aid package that included funding for the Paycheck Protection Program, aid for hospitals and increased virus testing. On April 29, the Commerce Department estimated that U.S. GDP fell almost 5% in the first quarter, ending the longest economic expansion on record. The news depressed stock prices slightly, but the market still enjoyed its best monthly performance since January 1987, returning 12.7% in April 2020.
The market held on into May drawing strength from hopeful developments in battling the novel coronavirus and emerging signs of economic recovery. Record supply cuts by OPEC and its allies as well as rising demand in those parts of the world emerging from lockdown helped revive the price of oil. Quarantine restrictions began to ease, allowing some businesses to resume operations. In early May, the Labor Department reported a record unemployment rate of 14.7% in April, indicating that an entire decade’s worth of job creation had been eliminated in just one month. However, weekly jobless claims declined steadily through May and ultimately fell to a seasonally adjusted 2.1 million by the end of the month, suggesting the worst might be over. On May 27, the S&P 500 Index closed above 3,000 for the first time in three months as reports of opening restaurants and bookings at hotels and airlines provided early hints of an increase in consumer spending. On May 29, the Commerce Department reported personal income surged 10.5% in April, largely driven by payments from federal rescue programs. The S&P 500 Index returned more than 4% in May which combined with April’s numbers, culminated in the strongest two-month performance since 2009.
U.S. stocks continued their resurgence in early June as federal stimulus money filtered into the financial markets and lifted asset prices. Tweaks and fixes to the federal Paycheck Protection Program extended loan payment provisions and further eased the requirements governing forgivable small business loans. The Labor Department provided some welcome news when it reported that the economy added 2.5 million jobs in May, restoring some of the losses endured during the first two months of the pandemic. The last time jobs were added to the economy on this scale in a single month was 1948. But stocks still remained sensitive to the impact of the pandemic and on June 11, the S&P 500 Index fell 5.9% as virus cases increased in several states and the total number of cases in the U.S. exceeded 2 million. Again, encouraging economic indicators helped the market rebound through the end of the month. The Commerce Department reported that retail spending jumped 17.7% in May for its largest increase since 1992. New home sales also soared a surprising 16.6% for the month of May. Meanwhile, prices for oil, copper and raw materials also began to rise, providing early evidence of recovering global growth and demand. Following the difficult and

CGM FOCUS FUND

precipitous decline of the first quarter, the market ultimately staged a remarkable turnaround in the second three months of the year with the S&P 500 Index posting its best quarterly performance since 1998.
The 10-year U.S. Treasury bond yielded 0.7% at the start of the quarter and reached a high of 0.9% on June 5 in response to the Labor Department’s release of the encouraging May jobs report. By the end of the quarter the yield was back at 0.7% as a growing number of virus cases and their potential impact on the reopening of the economy pushed investments to the relative safety of government debt. The S&P 500 Index was priced at 22.2 times the trailing twelve-month earnings on June 30. While the overall market remains expensive, we are encouraged by opportunities in what we believe to be relatively modestly priced stocks in certain sectors as the economy begins to recover.
On June 30, 2020, CGM Focus Fund was 26.1% invested in housing and building materials, 15.6% invested in drugs and 11.1% invested in home products. The Fund’s three largest holdings were Meritage Homes Corporation (housing and building materials), Thor Industries, Inc. (home products) and Horizon Therapeutics Public Limited Company (drugs).
David C. Fietze
President

July 2, 2020

CGM FOCUS FUND

INVESTMENT PERFORMANCE
(unaudited)
Total Returns for Periods Ended June 30, 2020

	The Fund's Cumulative Total Return (%)		The Fund's Average Annual Total Return (%)

10 Years	+	1.9	+	0.2
5 Years	-	41.4	-	10.1
1 Year	-	26.6	-	26.6
3 Months	+	21.3		—
The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

CGM FOCUS FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2020
(unaudited)
COMMON STOCKS

Industry	Percent of Net Assets
Housing and Building Materials	26.1%
Drugs	15.6
Home Products	11.1
Retail	7.8
Health Care Services	5.7
Financial Services - Miscellaneous	5.5
Electrical Equipment	5.2
Electronic and Communication Equipment	5.1
Computer Software and Services	5.1
Leisure	4.7
Textile and Apparel	3.8

SCHEDULE OF INVESTMENTS as of June 30, 2020
(unaudited)
COMMON STOCKS — 95.7% OF TOTAL NET ASSETS

Computer Software and Services — 5.1%	Shares	Value(a)
Adobe Systems Incorporated (b)	33,000	$14,365,230

Drugs — 15.6%
AbbVie Inc.	120,000	11,781,600
Eli Lilly and Company	50,000	8,209,000
Horizon Therapeutics Public Limited Company (b)(c)(d)	300,000	16,674,000
Vertex Pharmaceuticals Inc (b)	25,000	7,257,750
		43,922,350
Electrical Equipment — 5.2%
Teradyne, Inc.	175,000	14,789,250

Electronic and Communication Equipment — 5.1%
Nokia Corporation ADR (d)	3,300,000	14,520,000

Financial Services - Miscellaneous — 5.5%
PennyMac Financial Services, Inc.	370,000	15,462,300

Health Care Services — 5.7%
Centene Corporation (b)	140,000	8,897,000
Molina Healthcare, Inc. (b)	40,000	7,119,200
		16,016,200

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of June 30, 2020 (continued)
(unaudited)

COMMON STOCKS (continued)
Home Products — 11.1%	Shares	Value(a)
Thor Industries, Inc.	160,000	$17,044,800
Winnebago Industries, Inc.	215,000	14,323,300
		31,368,100
Housing and Building Materials — 26.1%
D.R. Horton, Inc. (c)	250,000	13,862,500
KB Home	480,000	14,726,400
Lennar Corporation (c)	220,000	13,556,400
LGI Homes, Inc. (b)	80,000	7,042,400
Meritage Homes Corporation (b)(c)	250,000	19,030,000
PulteGroup, Inc.	50,000	1,701,500
Taylor Morrison Home Corporation (b)	190,000	3,665,100
		73,584,300
Leisure — 4.7%
Brunswick Corporation	205,000	13,122,050

Retail — 7.8%
Best Buy Co., Inc.	100,000	8,727,000
Dollar General Corporation	70,000	13,335,700
		22,062,700
Textile and Apparel — 3.8%
Deckers Outdoor Corporation (b)	55,000	10,801,450

TOTAL COMMON STOCKS (Identified cost $234,046,482)		270,013,930

SHORT-TERM INVESTMENT — 4.0% OF TOTAL NET ASSETS	Face Amount
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 06/30/2020 at 0.00% to be repurchased at $11,220,000 on 07/01/2020 collateralized by $10,104,000 U.S. Treasury Note, 2.25% due 08/15/2027 valued at $11,433,389 including interest. (Cost $11,220,000)(e)	$11,220,000	11,220,000

TOTAL INVESTMENTS — 99.7% (Identified cost $245,266,482)		281,233,930
Cash and receivables		13,073,651
Liabilities		(12,345,698)
TOTAL NET ASSETS — 100.0%		$281,961,883
See accompanying notes to financial statements.

CGM FOCUS FUND

(a)	See Note 2A.
(b)	Non-income producing security.
(c)	A portion of this security has been segregated as collateral in connection with short sale investments (See Note 2E).
(d)	At June 30, 2020, the Fund had approximately 5.9% of net assets invested in a company incorporated in Ireland and approximately 5.1% of net assets invested in a company incorporated in Finland.
(e)	See Note 2H.

ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S. or Canada.

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (unaudited)
Assets
Investments in securities, at value:
(Identified cost $245,266,482)		$281,233,930
Cash		309
Deposits with brokers for short sales		57,638
Receivable for:
Securities sold	$12,886,128
Shares of the Fund sold	8,100
Dividends and interest	98,537
Reimbursement from investment adviser	22,939	13,015,704
Total assets		294,307,581
Liabilities
Payable for:
Securities purchased	11,705,086
Shares of the Fund redeemed	241,805	11,946,891
Accrued expenses:
Management fees	229,390
Trustees’ fees	25,235
Accounting, administration and compliance expenses	31,806
Transfer agent fees	66,290
Other expenses	46,086	398,807
Total liabilities		12,345,698
Net Assets		$281,961,883

Net Assets consist of:
Capital paid-in		$582,961,441
Accumulated loss		(300,999,558)
Net Assets		$281,961,883
Shares of beneficial interest outstanding, no par value		11,305,030
Net asset value per share*		$24.94
* Shares of the Fund are sold and redeemed at net asset
value ($281,961,883 ÷ 11,305,030).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2020 (unaudited)
Investment Income
Income:
Dividends (net of withholding tax of
$26,741)	$3,042,411
Interest	2,511
3,044,922

Expenses:
Management fees	1,539,171
Trustees’ fees	50,066
Accounting, administration and compliance expenses	196,224
Custodian fees and expenses	35,996
Transfer agent fees	265,909
Audit and tax services	26,587
Legal	40,569
Printing	25,361
Registration fees	13,526
Interest expense on short sales	978,943
Miscellaneous expenses	10,174
3,182,526
Less expense reimbursement	(44,578)
Net expenses	3,137,948
Net investment loss	(93,026)

Realized and Unrealized Gain (Loss) on Investments
Net realized losses on investments :
Long transactions	(71,635,705)
Short transactions	(2,676,222)
(74,311,927)
Net change in unrealized depreciation on investments :
Long transactions	(4,919,834)
Short transactions	(38,472,028)
(43,391,862)
Net realized and unrealized losses on investments	(117,703,789)
Change in Net Assets from Operations	$(117,796,815)

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
From Operations
Net investment income (loss)	$(93,026)	$3,130,179
Net realized losses on investments	(74,311,927)	(108,200,874)
Net change in unrealized appreciation (depreciation) on investments	(43,391,862)	24,689,022
Change in net assets from operations	(117,796,815)	(80,381,673)

From Distributions to Shareholders
Total distributions	—	(3,807,425)

From Capital Share Transactions
Proceeds from sale of shares	1,739,441	4,440,344
Net asset value of shares issued in connection with reinvestment of distributions	—	3,400,723
	1,739,441	7,841,067
Cost of shares redeemed	(41,066,439)	(134,765,301)
Change in net assets derived from capital share transactions	(39,326,998)	(126,924,234)
Total change in net assets	(157,123,813)	(211,113,332)

Net Assets
Beginning of period	439,085,696	650,199,028
End of period	$281,961,883	$439,085,696

Number of Shares of the Fund:
Issued from sale of shares	65,652	122,169
Issued in connection with reinvestment of distributions	—	98,600
	65,652	220,769
Redeemed	(1,494,999)	(3,715,897)
Net change	(1,429,347)	(3,495,128)

See accompanying notes to financial statements.

CGM FOCUS FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31,
			2019		2018		2017		2016		2015
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$34.48		$40.06		$53.35		$42.74		$39.20		$40.88
Net investment income (loss) (a)(b)	(0.01)		0.22		(0.12)	(c)	(0.67)		(0.41)		(0.52)
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(9.53)		(5.50)		(13.03)		11.28		3.95		(1.16)
Total from investment operations	(9.54)		(5.28)		(13.15)		10.61		3.54		(1.68)

Dividends from net investment income	—		(0.30)		(0.14)		—		—		—

Net increase (decrease) in net asset value	(9.54)		(5.58)		(13.29)		10.61		3.54		(1.68)
Net asset value at end of period	$24.94		$34.48		$40.06		$53.35		$42.74		$39.20

Total return (%)	(27.6)		(13.1)		(24.7)		24.8		9.0		(4.1)
Ratios:
Net operating expenses after waiver (%)**	1.40	*	—		—		—		—		—
Dividends and interest expenses on short positions (%)**	0.64	*	—		—		—		—		—
Total net expenses after waiver (%)**	2.04	*	—		—		—		—		—
Total operating expenses before waiver (%)**	1.43	*	1.32		1.18		1.16		1.20		1.13
Dividend and interest expense on short positions (%)**	0.64	*	0.44		1.27		1.92		1.25		1.09
Total expenses before waiver (%)**	2.07	*	1.76		2.45		3.08		2.45		2.22
Net investment income (loss) (%)**	(0.06)	*	0.60		(0.24)	(c)	(1.38)		(1.13)		(1.27)
Portfolio turnover (%)	857	*	451	(d)	403	(d)	388	(d)	334	(d)	268	(d)
Net assets at end of period (in thousands) ($)	281,962		439,086	650,199		997,714		936,846		1,064,927
(a) Net investment income (loss) per share excluding all related
short sale income and expenses ($)	0.08		0.38		0.51		0.26		0.04		(0.07)
(b) Per share net investment income (loss) has been calculated using average shares outstanding during the period.
(c) Net Investment loss per share reflects non-recurring dividends which amounted to $0.17 per share. Excluding these non-recurring dividends, the ratio of net investment loss to average net assets would have been (0.58)%.
(d) Includes short sale bond transactions.
* Calculated on an annualized basis.
** Calculated based on average net assets.
See accompanying notes to financial statements.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2020
(unaudited)

1. Organization — CGM Focus Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund’s investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than other diversified mutual funds. In addition, should the investment outlook of the Fund’s investment adviser so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific securities of one or more companies, or declines in market indexes or government securities.
2. Significant accounting policies — Management has evaluated the events and transactions from June 30, 2020 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
• Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
• Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
• Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$270,013,930	—	—
	Short-Term Investment
	Repurchase Agreement	—	$11,220,000	—
	Total	$270,013,930	$11,220,000	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income and expense is recorded on the ex-dividend date net of applicable foreign taxes and fees, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income and expense is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may consist of ordinary income, capital gains, and return of

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Distributions from publicly traded partnerships are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the partnership. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code ("IRC") applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of June 30, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$442,134	—	$15,047,099
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2020 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$266,186,831	$20,386,860	$(5,339,761)	$15,047,099
The Fund is permitted to carry forward capital losses for an unlimited period, and such losses, when carried forward, retain their character as either short-term or long-term capital losses. As of December 31, 2019, the capital loss carryforwards utilized and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

Short-term Capital Loss Carryforward Utilized	Long-term Capital Loss Carryforward Utilized	Total	Remaining Short-term Capital Loss Carryforward	Remaining Long-term Capital Loss Carryforward	Total
—	—	—	$248,926,640	—	$248,926,640
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2019 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales and disallowed interest expense deduction, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
        The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2019 and 2018 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Total
2019	$3,807,425	—	$3,807,425
2018	$2,338,045	—	$2,338,045
E. Short sales — The Fund engages in short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The Fund is liable for any fees, dividends or interest paid on securities sold short, which are recorded as expenses on the Statement of Operations. The net amount of income and/or fees are included as interest expense on short sales on the Statement of Operations. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The market value of securities held in a segregated account at June 30, 2020 was $36,088,700 and the value of cash held in a segregated account at June 30, 2020 was $57,638.
F. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
G. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
H. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.
At June 30, 2020, the Fund had an investment in a repurchase agreement with a gross value of $11,220,000 on the Statement of Assets and Liabilities. The value of the related collateral consisting of cash, interest and/or securities of $11,433,389 exceeded the value of the repurchase agreement at June 30, 2020 by $213,389.
I. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is often less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are often not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are often not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. There may also be less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the U.S. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There is no limit on the amount that the Fund may invest in issuers located in a single country or in

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
foreign countries in the aggregate. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

C. Recent events — Financial markets have experienced and may continue to experience significant volatility resulting from the spread of the virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.
4. Purchases and sales of securities — For the period ended June 30, 2020, purchases and sales of securities other than U.S. Government or Agency obligations and short-term investments aggregated $1,303,875,226 and $1,401,155,697, respectively.
5. Fees and expenses
A. Management fees — During the period ended June 30, 2020, the Fund incurred management fees of $1,539,171, paid or payable monthly to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets, 0.95% of the next $500 million of the Fund's average daily net assets and 0.90% on amounts in excess of $1 billion of the Fund's average daily net assets.
The investment adviser has agreed to waive its fees and/or reimburse expenses of the Fund to the extent necessary to reduce the Fund's total annual operating expenses by 0.10%. This arrangement is expected to remain in effect through April 30, 2021 and may not be terminated prior to that date without the consent of the Fund's Board of Trustees. As a result of the agreed waiver, year-to-date, CGM waived $44,578 of its management fee.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for Securities and Exchange Commission ("SEC") compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $196,224, for the period ended June 30, 2020, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $167,167 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2020, each disinterested trustee will be compensated by the Trust with an annual fee of $90,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a disinterested trustee to lead the Board's efforts in overseeing those functions, who receives an additional $30,000

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)
annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

CGM FOCUS FUND

ADDITIONAL INFORMATION
(unaudited)
Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2020 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–PORT, which is available on the SEC's website at www.sec.gov. Portfolio holdings are also disclosed in the Fund's quarterly reports. The Fund's four most recent quarterly reports can be obtained on the CGM Funds' website, www.cgmfunds.com.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Advisory agreement approval:
In considering renewal of the CGM Focus Fund Advisory Agreement, the Board considered the following factors and came to the following conclusions:
1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund (including advisory, investor services, compliance, accounting and administrative personnel) was very high. The Board also considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to market indices and two universes of other funds (capital appreciation funds and multi-cap value funds) provided by Broadridge, Inc., an independent provider of investment company data. The Board noted the below-average performance of the Fund for the one-, three-, five-, and ten-year periods ended December 31, 2019, in each case as compared with funds in each of the Broadridge performance universes. Throughout the year, the Board engaged in regular discussions with CGM’s portfolio manager (both as a group and individually) regarding the Fund’s performance and the portfolio manager’s investment thesis and positioning of the Fund’s portfolio. The Board considered that CGM manages the Fund’s investments with a focus on global trends and developments, and noted both the risks and the potential benefits of such an investment strategy. The Board concluded that, overall, the nature, extent and quality of services provided by CGM under the Advisory Agreement were sufficient for its renewal.
2. The Board discussed the costs of the services provided and profits realized by CGM from its relationship with the Fund. The Board also compared the profit margin of CGM with public information on the profit margins of a number of publicly held investment advisory firms. The Board found that CGM’s profit margin was reasonable and not excessive.
3. The Board considered whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund continued to experience net redemptions in 2019, the Board determined that there was no need to seek adjustments to the break point structure of the advisory fees paid by the Fund at this time.
4. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Broadridge, Inc. The Board noted that the overall expense ratio of the Fund and the advisory fee paid by the Fund were above the medians for the mutual funds included in the Broadridge expense universe, but concluded this was reasonable in light of CGM’s active investment style and the flexibility of the Fund to sell securities short and to

CGM FOCUS FUND

ADDITIONAL INFORMATION (continued)
(unaudited)
leverage positions, which are strategies that many other capital appreciation mutual funds lack the flexibility to pursue. In addition, the Board noted that CGM had agreed to waive a portion of the Fund’s advisory fees and/or reimburse a portion of the Fund’s expenses for the period from May 1, 2020 to April 30, 2021. The Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.
In addition to the foregoing, the Board reviewed the brokerage commissions paid by the Fund and concluded that they were reasonable, particularly given CGM’s focus on best execution. The Board also considered possible fall-out benefits to CGM from its relationship with the Fund. The Board did not find any such fall-out benefits to be unreasonable or inconsistent with CGM’s role as investment adviser to the Fund.

CGM FOCUS FUND

FUND EXPENSES
(unaudited)
As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 to June 30, 2020.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/20	Ending Account Value 06/30/20	Expenses Paid During Period* 01/01/20 - 06/30/20
Actual	$1,000.00	$ 723.61	$8.74
Hypothetical (5% return before expenses)	$1,000.00	$1,014.73	$10.21
* Expenses are equal to the Fund’s annualized expense ratio of 2.04%, which includes expenses related to short sales activity, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
LESLIE A. LAKE
J. BAUR WHITTLESEY

OFFICERS
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, President & Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President & Anti-Money Laundering Compliance Officer & Director of Human Resources
DEIDRA K. HEWARDT, Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
TONY FIGUEIREDO, Vice President
KEVIN URE, Vice President
NICOLE M. FEMBLEAUX, Assistant Vice President

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of June 30, 2020, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to CGM Trust’s Board of Trustees since the last proxy statement to shareholders.  As previously disclosed, CGM Trust does not have a formal process for considering any Trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust’s period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX99_CERT.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX99_906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By: /S/David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: August 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: August 17, 2020

By: /S/ Deidra Hewardt
Deidra Hewardt
Treasurer
Principal Financial Officer

Date: August 17, 2020